Costs and Estimated Earnings on Uncompleted Contracts	12 Months Ended
Dec. 31, 2011
Costs and Estimated Earnings On Uncompleted Contracts [Abstract]
Costs and Estimated Earnings On Uncompleted Contracts [Text Block]

6.           Costs and Estimated Earnings on Uncompleted Contracts

Costs and estimated earnings on uncompleted contracts consist of the following at December 31, 2011 and 2010:

	2011	2010
Costs incurred on uncompleted contracts	$101,533	$-
Estimated earnings	11,804	-
	113,337	-
Less: billings to date	(87,391)	(1,800)
	$25,946	$(1,800)

The above amounts are included in the accompanying balance sheets under the following captions at December 31, 2011 and 2010.

	2011	2010
Costs and estimated earnings in excess of billings on uncompleted contracts	$25,946	$-
Billings in excess of cost and estimated earnings on uncompleted contracts	-	(1,800)
	$25,946	$(1,800)

Although management believes it has established adequate procedures for estimating costs to complete on open contracts, it is at least reasonably possible that additional significant costs could occur on contracts prior to completion. The Company periodically evaluates and revises its estimates and makes adjustments when they are considered necessary.